Related parties	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Related parties
Related parties:
The Company has interests in significant subsidiaries and joint ventures as follows:

Name	Country of incorporation	Principal activities	Interest %
			Dec 31 2019	Dec 31 2018
Significant subsidiaries:
Methanex Asia Pacific Limited	Hong Kong	Marketing & distribution	100%	100%
Methanex Europe NV	Belgium	Marketing & distribution	100%	100%
Methanex Methanol Company, LLC	United States	Marketing & distribution	100%	100%
Egyptian Methanex Methanol Company S.A.E. ("Methanex Egypt")	Egypt	Production	50%	50%
Methanex Chile SpA	Chile	Production	100%	100%
Methanex New Zealand Limited	New Zealand	Production	100%	100%
Methanex Trinidad (Titan) Unlimited	Trinidad	Production	100%	100%
Methanex USA LLC	United States	Production	100%	100%
Methanex Louisiana LLC	United States	Production	100%	100%
Waterfront Shipping Company Limited [1]	Cayman Islands	Shipping	100%	100%
Significant joint ventures:
Atlas Methanol Company Unlimited [2]	Trinidad	Production	63.1%	63.1%

[1]	Waterfront Shipping Company Limited has a controlling interest in multiple ocean going vessels owned through less than wholly-owned entities as disclosed in note 24.

[2]	Summarized financial information for the group's investment in Atlas is disclosed in note 6.

Transactions between the Company and Atlas are considered related party transactions and are included within the summarized financial information in note 6. Atlas revenue for the year ended December 31, 2019 of $359 million (2018 - $512 million) is a related party transaction included in cost of sales of the Company as Methanex has marketing rights for 100% of the methanol produced by Atlas. Balances outstanding with Atlas as at December 31, 2019 and provided in the summarized financial information in note 6 include receivables owing from Atlas to the Company of $17 million (2018 - $10 million), and payables to Atlas of $69 million (2018 - $134 million). The Company has total loans outstanding to Atlas as at December 31, 2019 of $76 million (2018 - $76 million) which are unsecured and due at maturity.
Remuneration received by non-management directors and senior management, which includes the members of the executive leadership team, is as follows:

For the years ended December 31	2019	2018
Short-term employee benefits	$9,097	$6,829
Post-employment benefits	767	977
Other long-term employee benefits	50	52
Share-based compensation expense (recovery) [1]	127	(4,725)
Total	$10,041	$3,133
[1]  Balance includes realized and unrealized gains (losses) from share-based compensation awards granted.